Average Annual Total Returns			12 Months Ended	20 Months Ended	60 Months Ended	68 Months Ended	105 Months Ended	120 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Driehaus Emerging Markets Growth Fund | MSCI Emerging Markets Index – Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%		4.20%			8.42%
Driehaus Emerging Markets Growth Fund | MSCI Emerging Markets Growth Index – Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		34.30%		1.77%			8.76%
Driehaus Emerging Markets Growth Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			29.92%		3.35%			9.05%
Driehaus Emerging Markets Growth Fund | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			29.28%		2.21%			8.22%
Driehaus Emerging Markets Growth Fund | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			17.96%		2.29%			7.19%
Driehaus Emerging Markets Growth Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			30.22%		3.59%			9.25%
Driehaus Emerging Markets Small Cap Growth Fund | MSCI Emerging Markets Index Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%		4.20%			8.42%
Driehaus Emerging Markets Small Cap Growth Fund | MSCI Emerging Markets Small Cap Index – Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		18.58%		8.43%			8.31%
Driehaus Emerging Markets Small Cap Growth Fund | MSCI Emerging Markets Small Cap Growth Index – Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		18.28%		7.15%			7.15%
Driehaus Emerging Markets Small Cap Growth Fund | Driehaus Emerging Markets Small Cap Growth Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			24.06%		7.51%			8.87%
Driehaus Emerging Markets Small Cap Growth Fund | Driehaus Emerging Markets Small Cap Growth Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			23.06%		7.22%			8.69%
Driehaus Emerging Markets Small Cap Growth Fund | Driehaus Emerging Markets Small Cap Growth Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.37%		5.80%			7.21%
Driehaus Global Fund | MSCI ACWI Index Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%		11.19%		11.74%
Performance Inception Date		Apr. 10, 2017
Driehaus Global Fund | Driehaus Global Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			22.59%		8.36%		11.00%
Performance Inception Date		Apr. 10, 2017
Driehaus Global Fund | Driehaus Global Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.19%		6.51%		9.52%
Performance Inception Date		Apr. 10, 2017
Driehaus Global Fund | Driehaus Global Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.13%		6.04%		8.49%
Performance Inception Date		Apr. 10, 2017
Driehaus International Small Cap Growth Fund | MSCI All Country World ex USA Index – Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.38%		7.91%			8.41%
Driehaus International Small Cap Growth Fund | MSCI All Country World ex USA Small Cap Growth Index – Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		26.16%		4.12%			7.46%
Driehaus International Small Cap Growth Fund | Driehaus International Small Cap Growth Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			28.92%		4.83%			8.97%
Driehaus International Small Cap Growth Fund | Driehaus International Small Cap Growth Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			28.59%		2.87%			6.83%
Driehaus International Small Cap Growth Fund | Driehaus International Small Cap Growth Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			17.35%		3.13%			6.52%
Driehaus International Developed Equity Fund | MSCI World ex USA Index - Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.85%	19.30%
Performance Inception Date		Apr. 30, 2024
Driehaus International Developed Equity Fund | MSCI World ex USA Growth Index – Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		21.94%	12.67%
Performance Inception Date		Apr. 30, 2024
Driehaus International Developed Equity Fund | Driehaus International Developed Equity Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			25.60%	14.26%
Performance Inception Date		Apr. 30, 2024
Driehaus International Developed Equity Fund | Driehaus International Developed Equity Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			25.10%	13.94%
Performance Inception Date		Apr. 30, 2024
Driehaus International Developed Equity Fund | Driehaus International Developed Equity Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.50%	10.97%
Performance Inception Date		Apr. 30, 2024
Driehaus Micro Cap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%		13.15%			14.29%
Driehaus Micro Cap Growth Fund | Russell Microcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		21.84%		2.81%			7.82%
Driehaus Micro Cap Growth Fund | Driehaus Micro Cap Growth Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			30.88%		9.57%			19.56%
Driehaus Micro Cap Growth Fund | Driehaus Micro Cap Growth Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			26.93%		5.81%			15.46%
Driehaus Micro Cap Growth Fund | Driehaus Micro Cap Growth Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			20.78%		6.33%			14.92%
Driehaus Small Cap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%		13.15%			14.29%
Driehaus Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		13.01%		3.18%			9.57%
Driehaus Small Cap Growth Fund | Investor Share Class
Prospectus [Line Items]
Average Annual Return, Percent			16.66%		7.13%			17.09%
Driehaus Small Cap Growth Fund | Investor Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.57%		5.73%			15.70%
Driehaus Small Cap Growth Fund | Investor Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.88%		5.09%			14.01%
Driehaus Small Cap Growth Fund | Institutional Share Class
Prospectus [Line Items]
Average Annual Return, Percent			16.95%		7.39%			17.35%
Driehaus Small/Mid Cap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%		13.15%	18.19%
Performance Inception Date		May 01, 2020
Driehaus Small/Mid Cap Growth Fund | Russell 2500® Growth Index – Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		10.31%		2.98%	11.82%
Performance Inception Date		May 01, 2020
Driehaus Small/Mid Cap Growth Fund | Driehaus Small/Mid Cap Growth Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			9.83%		6.34%	16.43%
Performance Inception Date		May 01, 2020
Driehaus Small/Mid Cap Growth Fund | Driehaus Small/Mid Cap Growth Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.67%		5.52%	15.53%
Performance Inception Date		May 01, 2020
Driehaus Small/Mid Cap Growth Fund | Driehaus Small/Mid Cap Growth Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.84%		4.64%	13.04%
Performance Inception Date		May 01, 2020

[1]	The additional index shows how the Fund’s performance compares with the returns of an index with a growth bias.
[2]	The additional index shows how the Fund’s performance compares with the returns of an index with characteristics relevant to the Fund.
[3]	The additional index shows how the Fund’s performance compares with the returns of an index with a growth bias.
[4]	The additional index shows how the Fund’s performance compares with the returns of an index with characteristics relevant to the Fund.
[5]	The additional index shows how the Fund’s performance compares with the returns of an index with characteristics relevant to the Fund.
[6]	The additional index shows how the Fund’s performance compares with the returns of an index with characteristics relevant to the Fund.
[7]	The additional index shows how the Fund’s performance compares with the returns of an index with characteristics relevant to the Fund.
[8]	The additional index shows how the Fund’s performance compares with the returns of an index with characteristics relevant to the Fund.